Cover	3 Months Ended
Sep. 30, 2022
Cover [Abstract]
Entity Registrant Name	XERIANT, INC.
Entity Central Index Key	0001481504
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-1519178
Entity Address Address Line 1	Innovation Centre 1
Entity Address Address Line 2	3998 FAU Boulevard
Entity Address Address Line 3	Suite 309
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33431
City Area Code	561
Local Phone Number	491-9595